Investment Risks	Aug. 01, 2026
Davenport Core Leaders Fund
Prospectus [Line Items]
Risk [Text Block]

The Core Leaders Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Sector Focus and Holdings Risk. At times, the Fund may emphasize investment in a particular issuer or issuers, or in one or more particular business sectors, which may cause its share price to be more susceptible to the financial, market, or economic events affecting a particular issuer, or industries within a particular sector, than a fund that holds a larger number of stocks, or a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact an issuer, or the companies in a particular sector, and may increase the risk of loss to the Fund. As of March 31, 2026, the Fund had 30.8% of the value of its net assets invested in common stocks within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand. The sectors that the Fund may emphasize may vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and other competitive strengths than larger, more established companies and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Core Leaders Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Core Leaders Fund | Sector Focus and Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus and Holdings Risk. At times, the Fund may emphasize investment in a particular issuer or issuers, or in one or more particular business sectors, which may cause its share price to be more susceptible to the financial, market, or economic events affecting a particular issuer, or industries within a particular sector, than a fund that holds a larger number of stocks, or a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact an issuer, or the companies in a particular sector, and may increase the risk of loss to the Fund. As of March 31, 2026, the Fund had 30.8% of the value of its net assets invested in common stocks within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand. The sectors that the Fund may emphasize may vary from time to time.

Davenport Core Leaders Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Core Leaders Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and other competitive strengths than larger, more established companies and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time.

Davenport Core Leaders Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Core Leaders Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Davenport Core Leaders Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Value & Income Fund
Prospectus [Line Items]
Risk [Text Block]

The Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and other competitive strengths than larger companies and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results. Changes in the dividend policies or capital resources of companies held by the Fund may affect the Fund’s ability to generate income. In addition, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline. The Fund’s investment style could cause it to underperform relative to funds that use a growth or non-value approach to investing, or funds that have a broader investment style.

Davenport Value & Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Value & Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Value & Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and other competitive strengths than larger companies and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices.

Davenport Value & Income Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Value & Income Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Davenport Value & Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results. Changes in the dividend policies or capital resources of companies held by the Fund may affect the Fund’s ability to generate income. In addition, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline. The Fund’s investment style could cause it to underperform relative to funds that use a growth or non-value approach to investing, or funds that have a broader investment style.

Davenport Value & Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Equity Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

The Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region, could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Market Capitalization Risk. Small and medium capitalization companies may have more limited management experience, financial resources, product diversification and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount from market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations than the securities of large capitalization companies. These risks may be more pronounced for investments in small capitalization companies.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results.

Davenport Equity Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region, could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Equity Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Equity Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Small and medium capitalization companies may have more limited management experience, financial resources, product diversification and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of smaller capitalization companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount from market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations than the securities of large capitalization companies. These risks may be more pronounced for investments in small capitalization companies.

Davenport Equity Opportunities Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Equity Opportunities Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Davenport Equity Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results.
Davenport Equity Opportunities Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Equity Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Davenport Small Cap Focus Fund
Prospectus [Line Items]
Risk [Text Block]

The Small Cap Focus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Small Capitalization Risk. Small capitalization companies often involve higher risks because they may have more limited management experience, financial resources, product diversification and other competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of small-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell portfolio holdings at a discount to market prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

RIC Risk. A RIC is managed independently from the Fund and subject to the risks of a decline in the value of the underlying securities it holds or the sectors it is designed to track. An ETF differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results.

Davenport Small Cap Focus Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Small Cap Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Small Cap Focus Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Davenport Small Cap Focus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole or not produce the intended results.
Davenport Small Cap Focus Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Small Cap Focus Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Small capitalization companies often involve higher risks because they may have more limited management experience, financial resources, product diversification and other competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of small-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell portfolio holdings at a discount to market prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Davenport Small Cap Focus Fund | RIC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Risk. A RIC is managed independently from the Fund and subject to the risks of a decline in the value of the underlying securities it holds or the sectors it is designed to track. An ETF differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Insider Buying Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, if it is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Market Capitalization Risk. The Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase, but may also invest in companies with smaller market capitalizations. The Fund’s share price may be more susceptible to the financial, market, or economic events affecting issuers within its market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely impact the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The success of the Fund’s investment program depends largely on the Adviser’s skill in assessing a company’s potential for capital appreciation and the Adviser’s ability to discern if insider purchase activity in a company has favorable investment potential. If the Adviser’s opinion about a company’s capital appreciation or favorable investment potential based upon insider purchase activity is incorrect, a stock may not achieve the price appreciation anticipated by the Adviser and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Insider Buying Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, if it is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Insider Buying Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Insider Buying Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase, but may also invest in companies with smaller market capitalizations. The Fund’s share price may be more susceptible to the financial, market, or economic events affecting issuers within its market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Insider Buying Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Insider Buying Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely impact the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Davenport Insider Buying Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment program depends largely on the Adviser’s skill in assessing a company’s potential for capital appreciation and the Adviser’s ability to discern if insider purchase activity in a company has favorable investment potential. If the Adviser’s opinion about a company’s capital appreciation or favorable investment potential based upon insider purchase activity is incorrect, a stock may not achieve the price appreciation anticipated by the Adviser and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Insider Buying Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Balanced Income Fund
Prospectus [Line Items]
Risk [Text Block]

The Balanced Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. During a general downturn in the securities markets, the prices of both equity and fixed income investments may decline simultaneously. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of mid-cap, small-cap, and micro-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices.

MLP Risk. Investments in securities of MLPs involve certain risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited voting rights on matters affecting the MLP, as well as potential conflicts of interest between the MLP and its general partner. Additional risks include, cash flow risks, dilution and the general partner’s right to require unitholders to sell their common units at a time or price that may be unfavorable. Certain MLP securities may be thinly traded and may experience periods of limited liquidity, as well as abrupt or erratic price movements. MLPs are generally considered to be interest-rate sensitive and may not provide attractive returns during periods of interest rate volatility.

MLPs that operate in the energy sector are subject to specific risks, including fluctuations in commodity prices, reduced consumer demand for energy products, extreme weather or natural disasters, regulatory changes, potential terrorist threats to energy infrastructure, or the depletion of natural resources.

Fixed Income Risk. The value of the Fund’s fixed income securities will fluctuate based on a variety of factors, including changes in interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. Interest rate changes may be influenced by government and central banking monetary policy, inflation expectations, general economic conditions and supply and demand. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency.

·	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally, when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. It is difficult to accurately predict the direction and timing of interest rate changes.
·	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates may have on its share price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.
·	Credit Risk. The value of the Fund’s fixed income securities depends upon the issuer’s ability to make timely payments of principal or interest. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could impair an issuer’s ability to meet its payment obligations. Issuers of corporate debt obligations rated in the fourth highest rating category by a nationally recognized statistical rating organization (“NRSRO”) may not be as financially secure as issuers of higher rated securities. Lower rated fixed income securities are considered to be speculative and are more susceptible to adverse changes in economic conditions or other circumstances. These securities generally carry a greater risk of default and may be more sensitive to changes in market perceptions of an issuer’s creditworthiness, potentially resulting in greater price volatility.

·	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities and foreign debt securities may be subject to greater liquidity risk due to the lack of an active market and a reduced number of market participants. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity.
·	Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether they are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not legally obligated to do so. In such cases, the Fund must rely primarily on the issuing or guaranteeing entity for ultimate repayment, and may not be able to assert a claim against the U.S. Government if that entity does not meet its commitment. Concerns about the ability of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.
·	Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and may be subject to greater illiquidity risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

·	Asset-Backed Securities Risk. Asset-backed securities are backed by assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be derived from structural features, such as subordination or overcollateralization and/or third party credit enhancements. Asset backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements, or the market’s assessment of the quality of the underlying security.
·	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, resulting in broader equity market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the markets as a whole. The assumptions by which the Adviser bases its allocation among fixed income and equity securities may not produce the intended results and the Fund’s portfolio securities may not appreciate in value as expected. The allocations among equity and fixed income securities may limit the Fund’s potential for capital appreciation relative to a Fund that invests primarily in equity securities and may contribute to greater volatility than a Fund that invests primarily in fixed income securities.

Davenport Balanced Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

Davenport Balanced Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may have more limited management experience, financial resources, product diversification and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of mid-cap, small-cap, and micro-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices.

Davenport Balanced Income Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Davenport Balanced Income Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, resulting in broader equity market declines that are not necessarily related to the performance of specific companies.

Davenport Balanced Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the markets as a whole. The assumptions by which the Adviser bases its allocation among fixed income and equity securities may not produce the intended results and the Fund’s portfolio securities may not appreciate in value as expected. The allocations among equity and fixed income securities may limit the Fund’s potential for capital appreciation relative to a Fund that invests primarily in equity securities and may contribute to greater volatility than a Fund that invests primarily in fixed income securities.

Davenport Balanced Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Balanced Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks may be negatively impacted by adverse market or economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Balanced Income Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk. Investments in securities of MLPs involve certain risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited voting rights on matters affecting the MLP, as well as potential conflicts of interest between the MLP and its general partner. Additional risks include, cash flow risks, dilution and the general partner’s right to require unitholders to sell their common units at a time or price that may be unfavorable. Certain MLP securities may be thinly traded and may experience periods of limited liquidity, as well as abrupt or erratic price movements. MLPs are generally considered to be interest-rate sensitive and may not provide attractive returns during periods of interest rate volatility.

MLPs that operate in the energy sector are subject to specific risks, including fluctuations in commodity prices, reduced consumer demand for energy products, extreme weather or natural disasters, regulatory changes, potential terrorist threats to energy infrastructure, or the depletion of natural resources.

Davenport Balanced Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of the Fund’s fixed income securities will fluctuate based on a variety of factors, including changes in interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. Interest rate changes may be influenced by government and central banking monetary policy, inflation expectations, general economic conditions and supply and demand. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency.

Davenport Balanced Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally, when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. It is difficult to accurately predict the direction and timing of interest rate changes.

Davenport Balanced Income Fund | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates may have on its share price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

Davenport Balanced Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Credit Risk. The value of the Fund’s fixed income securities depends upon the issuer’s ability to make timely payments of principal or interest. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could impair an issuer’s ability to meet its payment obligations. Issuers of corporate debt obligations rated in the fourth highest rating category by a nationally recognized statistical rating organization (“NRSRO”) may not be as financially secure as issuers of higher rated securities. Lower rated fixed income securities are considered to be speculative and are more susceptible to adverse changes in economic conditions or other circumstances. These securities generally carry a greater risk of default and may be more sensitive to changes in market perceptions of an issuer’s creditworthiness, potentially resulting in greater price volatility.

Davenport Balanced Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities and foreign debt securities may be subject to greater liquidity risk due to the lack of an active market and a reduced number of market participants. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity.

Davenport Balanced Income Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether they are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not legally obligated to do so. In such cases, the Fund must rely primarily on the issuing or guaranteeing entity for ultimate repayment, and may not be able to assert a claim against the U.S. Government if that entity does not meet its commitment. Concerns about the ability of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

Davenport Balanced Income Fund | Mortgage-Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and may be subject to greater illiquidity risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

Davenport Balanced Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Asset-Backed Securities Risk. Asset-backed securities are backed by assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be derived from structural features, such as subordination or overcollateralization and/or third party credit enhancements. Asset backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements, or the market’s assessment of the quality of the underlying security.

Davenport Balanced Income Fund | Risks Associated with Credit Ratings [Member]
Prospectus [Line Items]
Risk [Text Block]
·	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Government Street Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different than those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards, comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to certain additional risks, in addition to the risks of foreign investments. In sponsored depositary arrangements, the foreign issuer typically bears some or all of the depositary’s fees, while in unsponsored arrangements, the issuer has no obligations and the fees are paid by the depositary holders. Because unsponsored depositary arrangements are organized without the issuer’s participation, information about the issuer may be less current and the voting rights associated with the deposited securities are generally not passed through to the holders.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund.

As of March 31, 2026, the Fund had 26.6% of its net assets invested in securities within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches, and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand. The sectors that the Fund may emphasize may vary from time to time.

Holdings Risk. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of stocks than other mutual funds, the Fund’s portfolio may be more susceptible to the depreciation of any one stock than a fund that invests in a larger number of stocks.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of assets or income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial conditions or operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund may underperform the stock market as a whole. The Fund’s securities may not appreciate in value as expected.

Government Street Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different than those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards, comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities are also subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to certain additional risks, in addition to the risks of foreign investments. In sponsored depositary arrangements, the foreign issuer typically bears some or all of the depositary’s fees, while in unsponsored arrangements, the issuer has no obligations and the fees are paid by the depositary holders. Because unsponsored depositary arrangements are organized without the issuer’s participation, information about the issuer may be less current and the voting rights associated with the deposited securities are generally not passed through to the holders.

Government Street Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Government Street Equity Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of assets or income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial conditions or operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Government Street Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund may underperform the stock market as a whole. The Fund’s securities may not appreciate in value as expected.

Government Street Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund.

As of March 31, 2026, the Fund had 26.6% of its net assets invested in securities within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches, and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand. The sectors that the Fund may emphasize may vary from time to time.

Government Street Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Government Street Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation, and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory, and currency developments in foreign markets.

Government Street Equity Fund | Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risk. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of stocks than other mutual funds, the Fund’s portfolio may be more susceptible to the depreciation of any one stock than a fund that invests in a larger number of stocks.

Government Street Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

The Government Street Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing, and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Holdings Risk. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of stocks than other mutual funds, the Fund’s portfolio may be more susceptible to the depreciation of any one stock than a fund that invests in a larger number of stocks.

Mid-Cap Company Risk. Mid-cap companies may have more limited management experience, financial resources, product diversification, and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of mid-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations than the securities of large capitalization companies.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets.

Small Cap Company Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification, and other competitive strengths of larger companies. Securities of smaller companies may be less liquid and may trade in lower volumes than those of larger companies, which can make them more difficult to buy or sell at the desired times or prices. Some small cap securities may be thinly or inactively traded. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards, comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities may also be subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to certain additional risks, in addition to the risks of foreign investments. In sponsored depositary arrangements, the foreign issuer typically bears some or all of the depositary’s fees, while in unsponsored depositary arrangements, the issuer has no obligations, and the fees are paid by the depositary holders. Because unsponsored depositary arrangements are organized without the issuer’s participation, information about the issuer may be less current, and the voting rights associated with the deposited securities are generally not passed through to the holders.

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund’s may underperform the stock market as a whole or may not appreciate in value as expected.

Government Street Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations. Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing, and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Government Street Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those associated with U.S. securities. Foreign economies may be less stable or more volatile than the U.S. economy, and foreign issuers may not be subject to uniform audit and financial reporting or disclosure standards, comparable to those in the U.S. Foreign issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government intervention, sanctions, tariffs or trade restrictions in their local jurisdictions; or the effects of geopolitical tensions and armed conflicts. Foreign securities may also be subject to foreign currency risk, which is the risk that their value may decrease due to fluctuations in exchange rates between the U.S. dollar and the applicable foreign currency. In addition, income from foreign securities may be reduced by foreign withholding taxes.

ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to certain additional risks, in addition to the risks of foreign investments. In sponsored depositary arrangements, the foreign issuer typically bears some or all of the depositary’s fees, while in unsponsored depositary arrangements, the issuer has no obligations, and the fees are paid by the depositary holders. Because unsponsored depositary arrangements are organized without the issuer’s participation, information about the issuer may be less current, and the voting rights associated with the deposited securities are generally not passed through to the holders.

Government Street Opportunities Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Government Street Opportunities Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income may decline in real terms as inflation reduces purchasing power. Unanticipated or persistent inflation may adversely affect the financial condition and operating results of a company, which may cause the Fund’s share price to decline. Periods of higher inflation may be accompanied by higher interest rates, which may lead investors to favor other asset classes than stocks, resulting in broader market declines that are not necessarily related to the performance of specific companies.

Government Street Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund’s may underperform the stock market as a whole or may not appreciate in value as expected.
Government Street Opportunities Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets.

Government Street Opportunities Fund | Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risk. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of stocks than other mutual funds, the Fund’s portfolio may be more susceptible to the depreciation of any one stock than a fund that invests in a larger number of stocks.

Government Street Opportunities Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies may have more limited management experience, financial resources, product diversification, and competitive strengths than larger, more established companies, and may be less able to respond effectively to competitive pressures or changes in the marketplace. Securities of mid-cap companies may be less liquid than those of larger companies and may trade in lower volumes, making them more difficult to buy or sell at desired times or prices. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations than the securities of large capitalization companies.

Government Street Opportunities Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification, and other competitive strengths of larger companies. Securities of smaller companies may be less liquid and may trade in lower volumes than those of larger companies, which can make them more difficult to buy or sell at the desired times or prices. Some small cap securities may be thinly or inactively traded. When making large sales, the Fund may have to sell at a discount to market prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Jamestown Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations.
Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Preferred Stock Risk. Preferred stock is subject to the risks of both equity and fixed income securities, including interest rate risk. Because a company generally pays dividends on preferred stock only after it has made its required payments to creditors, its value may be particularly sensitive to changes in an issuer’s outlook or financial condition. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, issuers of preferred stock may defer or suspend dividends, call or redeem the stock when interest rates decline, or convert it to common stock on unfavorable terms. Lower rated preferred stocks have more speculative characteristics than higher grade preferred stocks.

Convertible Security Risk. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Market Capitalization Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets. Mid-cap companies may lack the management experience, financial resources or competitive strengths of larger companies.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2026, the Fund had 34.0% of the value of its net assets invested in common stocks and ETFs within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand.

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Jamestown Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, innovation and consumer preferences, and may have more limited growth opportunities compared to smaller, more dynamic companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, regulatory and currency developments in foreign markets. Mid-cap companies may lack the management experience, financial resources or competitive strengths of larger companies.

Jamestown Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and differs from a mutual fund in that its shares are listed on a securities exchange and trade intraday. An ETF is subject to the risks that (i) the value of its underlying securities may decline, (ii) its shares may trade at a premium or discount to its net asset value, or (iii) a lack of liquidity in the secondary market may impair the Fund’s ability to buy or sell shares at desired prices.

Jamestown Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Jamestown Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2026, the Fund had 34.0% of the value of its net assets invested in common stocks and ETFs within the technology sector. The values of securities in the technology sector may be adversely affected by, among other factors, intense competitive pressures, short product cycles, aggressive pricing, rapid technological changes, and the potential for rapid obsolescence of products and services. They are particularly susceptible to cybersecurity risks, including hacking, data breaches and theft of proprietary or consumer information, as well as evolving regulatory developments, dependence on intellectual property rights, supply chain disruptions, and changes in consumer demand.

Jamestown Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on investor perceptions, interest rate changes, or negative developments affecting the U.S. or global economies, or certain issuers or industries. A company’s stock price may decline if the company does not perform as expected, is poorly managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Natural or environmental disasters, public health events (such as pandemics) and other events can be highly disruptive to economies and the markets. Because economies and global markets are interconnected, economic, financial, or political events in one country, sector or region could potentially have adverse widespread impacts.

The financial markets continue to experience periods of volatility driven by geopolitical tensions, evolving economic conditions, and fiscal uncertainties, including elevated government debt levels and budget negotiations.
Inflation remains elevated in certain sectors, increasing concerns about slowing growth, and contributing to uncertainty about the pace, timing and ultimate trajectory of the Federal Reserve’s monetary policy. Trade policy developments, including expanded U.S. tariffs and the risk of retaliatory measures, have contributed to higher input costs, supply chain disruptions, and pressure on companies with export exposure or reliance on cross border inputs. Strategic competition between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, economic instability, and volatility in energy and commodity markets, present continuing challenges to economic stability. In addition, rapid technological and structural changes, including significant investments in artificial intelligence and automation, have contributed to market concentration and uncertainty about corporate earnings, labor market trends, and broader economic impacts. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Jamestown Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to the risks of both equity and fixed income securities, including interest rate risk. Because a company generally pays dividends on preferred stock only after it has made its required payments to creditors, its value may be particularly sensitive to changes in an issuer’s outlook or financial condition. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, issuers of preferred stock may defer or suspend dividends, call or redeem the stock when interest rates decline, or convert it to common stock on unfavorable terms. Lower rated preferred stocks have more speculative characteristics than higher grade preferred stocks.

Jamestown Equity Fund | Convertible Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risk. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.